Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 376,054	$ 5,400,380	$ 4,490,977	$ 11,413,092
Adjustments to reconcile net income to net cash used in operating activities:
Expensed offering costs			1,020,874
Unrealized gain on investments held in Trust Account	(153,692)	(72,777)	(18,824)	(1,721,085)
Realized gain on investments held in Trust Account	(2,549,994)	(25,290)	(18,126)	(2,241,175)
Change in fair value of derivative liability – forward purchase agreement	536,000	(216,000)	456,000	468,000
Change in fair value of warrant liabilities	808,000	(5,454,000)	(6,666,000)	(10,302,000)
Deferred tax expense	32,276			365,381
Changes in operating assets and liabilities:
Prepaid expenses	89,215	77,146	(755,707)	425,529
Accounts payable	127,527	74,366	12,475	(7,375)
Accrued expenses	(5,138)	58,425	82,947	392,981
Income tax payable	32,845			393,497
Franchise tax payable	(2,733)	(132,516)	182,466	(128,733)
Net cash used in operating activities	(709,640)	(290,266)	(1,212,918)	(941,888)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(250,000,000)
Proceeds from Trust Account to pay taxes	546,748	62,500		330,384
Net cash provided by in investing activities	546,748	62,500	(250,000,000)	330,384
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from issuance of promissory note to related party	60,000		350,000
Repayment of promissory note			(350,000)
Proceeds from initial public offering, net of underwriter’s discount paid			245,000,000
Proceeds from sale of private placement warrants			7,700,000
Offering costs paid			(762,826)
Net cash provided by financing activities	60,000		251,962,174
Net change in cash	(102,892)	(227,766)	749,256	(611,504)
Cash – beginning of period	137,752	749,256		749,256
Cash – end of period	34,860	521,490	749,256	137,752
Supplemental disclosure of noncash investing and financing activities:
Excess of cash received over fair value of convertible promissory note – related party	18,668
Deferred underwriting fee payable			8,750,000
Initial classification of derivative asset – forward purchase agreement			440,000
Remeasurement of Class A common stock subject to possible redemption to redemption value	2,095,694		32,199,265	2,755,071
Fair value of Founders Shares transferred to Anchor Investors			7,207,313
Forfeiture of Class B common stock			$ 94
Supplemental cash flow information
Cash paid for income and franchise taxes	$ 545,948